Offerings - Offering: 1	Jul. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	65.26
Maximum Aggregate Offering Price	$ 32,630,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,996
Offering Note
Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers an indeterminate number of shares of common stock, $0.0001 par value per share (“Common Stock”), of ANI Pharmaceuticals, Inc. (the “Registrant”) which may be offered or issued to prevent dilution resulting from adjustments as a result of stock dividends, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments.
Represents a total of 500,000 shares of Common Stock added to the shares available for issuance pursuant to the ANI Pharmaceuticals, Inc. 2016 Employee Stock Purchase Plan (the “Amended 2016 ESPP Plan”) resulting from the approval of the Amended 2016 ESPP Plan approved by the Registrant’s stockholders at the 2025 Annual Meeting of Stockholders
Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c). The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of Registrant’s Common Stock as reported on the Nasdaq Global Market on July 7, 2025. Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the additional securities registered on this Form S-8 only.